Cover	Jun. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2021
Entity File Number	000-15078
Entity Registrant Name	ETHEMA HEALTH CORPORATION
Entity Central Index Key	0000792935
Entity Tax Identification Number	84-1227328
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	1590 South Congress
Entity Address, City or Town	Palm Springs
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33403
City Area Code	561
Local Phone Number	290-0239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false